ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Subsidiaries and Variable Interest Entities [Table Text Block]
As of
September 30, 2017, the Company’s subsidiaries and variable interest entities included in continuing operations consisted of the following:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Origin Agritech USA LLC (“Origin USA”)	August 12, 2016	United States of America (“USA”)	100%	Hybrid seed technology development

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development, production and Distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (note (i)) (“Xinjiang Origin”)	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Note (i):	Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.

Schedule of Variable Interest Entities [Table Text Block]
The Company has aggregated the financial information of Beijing Origin and its subsidiaries in the table below. The aggregated carrying amount of assets and liabilities of Beijing Origin and its subsidiaries after elimination of intercompany transactions and balances consolidated in the Company’s consolidated balance sheets as of September 30, 2016 and 2017 are as follows:

Risks in relation to the VIE structure

	September 30,
	2016	2017	2017
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	2,920	2,848	433
Restricted cash	21,181	-	-
Due from related party	-	33,300	5,017
Advances to suppliers	4,107	5,293	798
Inventories	579	19,911	3,000
Other current assets	1,667	1,306	197
Current assets of discontinued operations	446,449	22,027	3,315
Total current assets	476,903	84,685	12,760
Land use rights, net	14,399	13,851	2,087
Plant and equipment, net	151,997	144,798	21,817
Equity investments	18,721	18,721	2,821
Acquired intangible assets, net	13,923	8,585	1,294
Other assets	1,683	4,196	632
Non-current assets of discontinued operations	193,769	37,742	5,687
Total assets	871,395	312,578	47,098
LIABILITIES
Current liabilities
Short-term borrowings	105,000	15,000	2,260
Current portion of long-term borrowings	7,023	35,504	5,349
Accounts payable	1,287	1,451	219
Due to related parties	12,602	10,000	1,507
Other payables and accrued expenses	39,221	30,454	4,589
Current liabilities of discontinued operations	428,780	31,041	4,677
Total current liabilities	593,913	123,450	18,601
Long-term borrowings	20,000	56,769	8,554
Other long-term liability	19,426	20,468	3,084
Non-current liabilities of discontinued operations	8,080	-	-
Total liabilities	641,419	200,687	30,239